PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 10 – Property, Plant and Equipment

Property, plant and equipment consisted of the following at February 28, 2019 and May 31, 2018.

	February 28,	May 31,
	2019	2018
Office equipment	1,217,563	2,674
Furniture and fixtures	59,617	-
Leasehold improvements	$764,423	$-
Less: accumulated depreciation	(494,439)	(2,674)
Property, plant, and equipment, net	$1,547,164	$-

During the nine months ended February 28, 2019, the Company acquired property, plant, and equipment with an aggregate fair value of $933,142 with the acquisition of Alternative Solutions, LLC. See note 3.

Depreciation of property, plant, and equipment was $45,045 and $223 for the three months ended February 28, 2019 and 2018 respectively. Depreciation of property, plant, and equipment was $121,212 and $669 for the nine months ended February 28, 2019 and 2018 respectively.

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at May 31, 2018 and 2017.

	May 31,	May 31,
	2018	2017
Computer equipment	$2,674	$2,674
Property and equipment, gross	2,674	2,674
Less: accumulated depreciation	(2,674)	(1,784)
Property and equipment, net	$-	$890

Depreciation expense totaled $890 and $892 for the years ended May 31, 2018 and 2017, respectively.